CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 273	$ 403	$ 51
Adjustments for the following non-cash items:
Depreciation	798	819	782
Unrealized foreign exchange and financial instrument loss	27	8	43
Share of earnings from equity-accounted investments	(11)	(68)	(2)
Deferred income tax (recovery) expense	(14)	(89)	49
Other non-cash items	127	53	(6)
Dividends received from equity-accounted investments	64	42	31
Changes in due to or from related parties	35	3	5
Net change in working capital balances	(87)	(68)	(25)
Cash flows from (used in) operating activities	1,212	1,103	928
Financing activities
Proceeds from medium term notes	449	231	0
Repayment of medium term notes	(341)	(152)	(200)
Corporate credit facilities, net	(422)	36	414
Proceeds from non-recourse borrowings	1,759	2,283	1,131
Repayment of non-recourse borrowings	(1,420)	(2,664)	(1,078)
Capital contributions from participating non-controlling interests - in operating subsidiaries	412	300	294
Capital repaid to participating non-controlling interests - in operating subsidiaries	(113)	0	0
Acquisition of Isagen from non-controlling interests	0	0	(5)
Issuance of preferred limited partnership units	126	196	187
Issuance of LP Units	0	0	411
Repurchase of LP Units	(1)	(51)	0
Distributions paid:
To participating non-controlling interests - in operating subsidiaries	(706)	(553)	(539)
To preferred shareholders	(26)	(26)	(25)
To preferred limited partners' unitholders	(43)	(37)	(26)
To unitholders of Brookfield Renewable or BRELP	(684)	(643)	(591)
Borrowings from related party	936	200	0
Repayments to related party	(936)	(200)	0
Cash flows from (used in) financing activities	(1,010)	(1,080)	(27)
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	(202)	(39)	377
Investment in equity-accounted investments	(194)	(420)	(439)
Investment in property, plant and equipment	(195)	(235)	(355)
Proceeds from disposal of assets	274	23	150
Disposal of (investment in) securities	7	27	(77)
Restricted cash and other	59	20	16
Cash flows from (used in) investing activities	(251)	(624)	(328)
Foreign exchange (loss) gain on cash	(4)	(17)	3
Cash and cash equivalents (decrease) increase	(53)	(618)	576
Net change in cash classified within assets held for sale	(5)	(8)	0
Balance, beginning of year	173	799	223
Balance, end of year	115	173	799
Supplemental Cash Flow Information [Abstract]
Interest paid	636	665	611
Interest received	19	22	27
Income taxes paid	$ 70	$ 68	$ 48